Other Assets and Other Financial Assets - Additional Information (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Assets And Other Financial Assets [line items]
Non-current accounts receivables	$ 938	$ 724
Fair value [member]
Disclosure Of Other Assets And Other Financial Assets [line items]
Non-current accounts receivables	$ 724	$ 740